Average Annual Total Returns - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - FidelityExtendedMarketInternationalandTotalMarketIndexFunds-ComboPRO - Fidelity Extended Market Index Fund
Apr. 29, 2025
Fidelity Extended Market Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	16.98%
Past 5 years	9.90%
Past 10 years	9.46%
Fidelity Extended Market Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.85%
Past 5 years	9.16%
Past 10 years	8.36%
Fidelity Extended Market Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.15%
Past 5 years	7.72%
Past 10 years	7.38%
WA008
Average Annual Return:
Past 1 year	16.88%
Past 5 years	9.76%
Past 10 years	9.30%
WA006
Average Annual Return:
Past 1 year	23.88%
Past 5 years	13.78%
Past 10 years	12.48%